Leases (Details) - Schedule of supplemental information and non-cash activities related to operating and finance lease - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022
Cash paid for amounts included in the measurement of lease liabilities
Operating cash flows from operating leases	$ 1,323	$ 833	$ 4,143
Operating cash flows from finance leases	96	177	686
Financing cash flows from finance leases	335	466	1,888
Cash paid for amounts included in the measurement of lease liabilities	1,754	1,476	6,717
Recognition of operating ROU assets and lease liabilities as part of the adoption of ASC 842 and for new leases entered into during the year ended December 31, 2022
Operating leases		$ 8,206	$ 21,865
Weighted average remaining lease term (in years)
Operating leases	6 years 2 months 12 days		6 years 4 months 24 days
Finance leases	4 years 9 months 18 days		5 years
Weighted average discount rate
Operating leases	15.60%		15.60%
Finance leases	5.00%		5.00%